Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs Multi-Manager Alternatives Fund

Goldman Sachs GQG Partners International Opportunities Fund

Goldman Sachs Target Date Funds

Goldman Sachs Target Date 2020 Portfolio

Goldman Sachs Target Date 2025 Portfolio

Goldman Sachs Target Date 2030 Portfolio

Goldman Sachs Target Date 2035 Portfolio

Goldman Sachs Target Date 2040 Portfolio

Goldman Sachs Target Date 2045 Portfolio

Goldman Sachs Target Date 2050 Portfolio

Goldman Sachs Target Date 2055 Portfolio

Supplement dated August 11, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, each dated February 28, 2017, as supplemented to date, (each, a “Fund” and, collectively, the “Funds”)

At a meeting held on August 8-9, 2017, the Board of Trustees of the Goldman Sachs Trust II approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective October 10, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

Goldman Sachs Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs Multi-Manager Alternatives Fund

Supplement dated August 11, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, each dated February 28, 2017, as supplemented to date, (each, a “Fund” and, collectively, the “Funds”)

At a meeting held on August 8-9, 2017, the Board of Trustees of the Goldman Sachs Trust II approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective October 10, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

Goldman Sachs GQG Partners International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs GQG Partners International Opportunities Fund

Supplement dated August 11, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, each dated February 28, 2017, as supplemented to date, (each, a “Fund” and, collectively, the “Funds”)

At a meeting held on August 8-9, 2017, the Board of Trustees of the Goldman Sachs Trust II approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective October 10, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

Goldman Sachs Target Date 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs Target Date Funds

Goldman Sachs Target Date 2020 Portfolio

Supplement dated August 11, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, each dated February 28, 2017, as supplemented to date, (each, a “Fund” and, collectively, the “Funds”)

At a meeting held on August 8-9, 2017, the Board of Trustees of the Goldman Sachs Trust II approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective October 10, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

Goldman Sachs Target Date 2025 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs Target Date Funds

Goldman Sachs Target Date 2025 Portfolio

Supplement dated August 11, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, each dated February 28, 2017, as supplemented to date, (each, a “Fund” and, collectively, the “Funds”)

At a meeting held on August 8-9, 2017, the Board of Trustees of the Goldman Sachs Trust II approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective October 10, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

Goldman Sachs Target Date 2030 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs Target Date Funds

Goldman Sachs Target Date 2030 Portfolio

Supplement dated August 11, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, each dated February 28, 2017, as supplemented to date, (each, a “Fund” and, collectively, the “Funds”)

At a meeting held on August 8-9, 2017, the Board of Trustees of the Goldman Sachs Trust II approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective October 10, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

Goldman Sachs Target Date 2035 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs Target Date Funds

Goldman Sachs Target Date 2035 Portfolio

Supplement dated August 11, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, each dated February 28, 2017, as supplemented to date, (each, a “Fund” and, collectively, the “Funds”)

At a meeting held on August 8-9, 2017, the Board of Trustees of the Goldman Sachs Trust II approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective October 10, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

Goldman Sachs Target Date 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs Target Date Funds

Goldman Sachs Target Date 2040 Portfolio

Supplement dated August 11, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, each dated February 28, 2017, as supplemented to date, (each, a “Fund” and, collectively, the “Funds”)

At a meeting held on August 8-9, 2017, the Board of Trustees of the Goldman Sachs Trust II approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective October 10, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

Goldman Sachs Target Date 2045 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs Target Date Funds

Goldman Sachs Target Date 2045 Portfolio

Supplement dated August 11, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, each dated February 28, 2017, as supplemented to date, (each, a “Fund” and, collectively, the “Funds”)

At a meeting held on August 8-9, 2017, the Board of Trustees of the Goldman Sachs Trust II approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective October 10, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

Goldman Sachs Target Date 2050 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs Target Date Funds

Goldman Sachs Target Date 2050 Portfolio

Supplement dated August 11, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, each dated February 28, 2017, as supplemented to date, (each, a “Fund” and, collectively, the “Funds”)

At a meeting held on August 8-9, 2017, the Board of Trustees of the Goldman Sachs Trust II approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective October 10, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

Goldman Sachs Target Date 2055 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs Target Date Funds

Goldman Sachs Target Date 2055 Portfolio

Supplement dated August 11, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, each dated February 28, 2017, as supplemented to date, (each, a “Fund” and, collectively, the “Funds”)

At a meeting held on August 8-9, 2017, the Board of Trustees of the Goldman Sachs Trust II approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective October 10, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.